Right of Use Assets - Schedule of Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	$ 582
Right of use assets, at cost, ending	157	$ 582
IFRS 16 Leases [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	863	859
Modification of building lease	(259)
Additions	7	77
Disposals	(21)	(50)
Impact of foreign exchange rate changes	50	(23)
Right of use assets, at cost, ending	640	863
Accumulated amortization, Beginning	281
Disposals	(21)	(14)
Depreciation	203	278
Impairment		22
Impact of foreign exchange rate changes	20	(5)
Accumulated amortization, ending	483	281
Right of use assets, carrying amount	157	582
IFRS 16 Leases [Member] | Buildings [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	757	735
Modification of building lease	(259)
Additions		45
Disposals		(7)
Impact of foreign exchange rate changes	48	(16)
Right of use assets, at cost, ending	546	757
Accumulated amortization, Beginning	242
Disposals		(2)
Depreciation	180	227
Impairment		22
Impact of foreign exchange rate changes	15	(5)
Accumulated amortization, ending	437	242
Right of use assets, carrying amount	109	515
IFRS 16 Leases [Member] | Vehicles and Equipment [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning	106	124
Modification of building lease
Additions	7	32
Disposals	(21)	(43)
Impact of foreign exchange rate changes	2	(7)
Right of use assets, at cost, ending	94	106
Accumulated amortization, Beginning	39
Disposals	(21)	(12)
Depreciation	23	51
Impairment
Impact of foreign exchange rate changes	5
Accumulated amortization, ending	46	39
Right of use assets, carrying amount	$ 48	$ 67